Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans Receivable
3.	Loans Receivable

The following table summarizes the Company's loans receivable as of December 31:

(In thousands)	2011	2010
Mortgage loans:
Residential real estate
Single family	$312,723	$314,051
Multi family	32,370	30,091
Construction	45,363	48,687

Total residential real estate	390,456	392,829
Commercial real estate
Commercial	83,447	82,347
Construction	17,307	9,701

Total commercial real estate	100,754	92,048

Subtotal mortgage loans	491,210	484,877

Other loans:
Consumer loans
Home equity loans	72,493	71,645
Dealer auto and RV loans	47,039	50,781
Other loans	9,255	9,960

Total consumer loans	128,787	132,386
Commercial business	50,337	40,431

Subtotal other loans	179,124	172,817

Total loans receivable	670,334	657,694
Less:
Allowance for loan losses	6,537	6,547
Deferred loan fees and net discounts	(1,852)	(1,983)
Loans in process	16,728	12,243

Net loans receivable	648,921	640,887
Loans held for sale
Mortgage loans:
Residential - single family	$-	$80

At December 31, 2011, the Company conducted its business through 25 offices in Allegheny, Beaver, Butler and Lawrence counties in Pennsylvania which also serves as its primary lending area. Management does not believe it has significant concentrations of credit risk to any one group of borrowers given its underwriting and collateral requirements.

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, The Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: commercial business loans, commercial real estate loans, residential real estate loans and consumer loans. The Company sub-segments residential real estate loans into the following three classes: single family, construction and multi-family. Commercial real estate is sub-segmented into commercial and construction classes. The Company also sub-segments the consumer loan portfolio into the following three classes: home equity, dealer automobile and recreational vehicle (RV) and other consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain qualitative factors are then added to the historical loss percentages to get the adjusted factor to be applied to non classified loans. The following qualitative factors are analyzed for each portfolio segment:

•	Levels of and trends in delinquencies and nonaccruals

•	Trends in volume and terms

•	Changes in lending policies and procedures

•	Volatility of losses within each risk category

•	Loans and Lending staff acquired through acquisition

•	Economic trends

•	Concentrations of credit

•	Experience depth and ability of management

These qualitative factors are reviewed each quarter and adjusted based upon relevant changes within the portfolio. During 2011, the qualitative factors for changes in levels of and trends in delinquencies were increased for commercial mortgages and decreased for residential mortgages, dealer automobile and RV loans. Changes in portfolio volumes in 2011 resulted in a reduction to the related factors for residential mortgages, multi-family residential mortgages and commercial loans. The changes in portfolio volumes resulted in an increase to the related factors for commercial mortgages. During 2011, the qualitative factors for volatility of portfolio losses were reduced for residential mortgages, dealer automobile and RV loans and consumer loans based upon a reduction in the calculated volatility.

In terms of the Corporation's loan portfolio, the commercial and industrial loans and commercial real estate loans are deemed to have more risk than the consumer real estate loans and other consumer loans in the portfolio. The commercial loans not secured by real estate are highly dependent on financial condition and are more dependent on economic conditions. The commercial loans secured by real estate are also dependent on economic conditions but generally have stronger forms of collateral. More recently, commercial real estate has been negatively impacted by devaluation so these commercial loans carry a higher qualitative factor for changes in the value of collateral. The commercial loans and commercial real estate loans have historically been responsible for the majority of the Corporation's delinquencies, non-accrual loans, and charge-offs so both of these categories carry higher qualitative factors than consumer real estate loans and other consumer loans. The Corporation has historically experienced very low levels of consumer real estate and consumer loan charge-offs so these qualitative factors are set lower than the commercial real estate and commercial and industrial loans.

Loans by Segment

The total allowance reflects management's estimate of loan losses inherent in the loan portfolio at the Statement of Financial Condition date. The Company considers the allowance for loan losses of $6.5 million adequate to cover loan losses inherent in the loan portfolio, at December 31, 2011. The following tables present by portfolio segment, the changes in the allowance for loan losses and the recorded investment in loans for the year ended December 31, 2011 and 2010:

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$784	$1,831	$1,125	$2,573	$234	$6,547
Charge-offs	187	-	476	709	2	1,374
Recoveries	25	-	160	49	-	234
Provision	-	125	275	655	75	1,130
Reallocations	(238)	486	(39)	(453)	244	-

Ending Balance	$384	$2,442	$1,045	$2,115	$551	$6,537

Ending balance: individually evaluated for impairment	$10	$1,489	$50	$-	$-	$1,549

Ending balance: collectively evaluated for impairment	$374	$953	$995	$2,115	$551	$4,988

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans Receivable:
Ending Balance	$50,337	$100,754	$128,787	$390,456	$-	$670,334

Ending balance: individually evaluated for impairment	$63	$14,023	$153	$1,364	$-	$15,603

Ending balance: collectively evaluated for impairment	$50,274	$86,731	$128,634	$389,092	$-	$654,731

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

As of December 31, 2010
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$864	$1,620	$1,093	$2,206	$244	$6,027
Charge-offs	58	168	583	177	-	986
Recoveries	1	-	98	3	-	102
Provision	365	350	464	225	-	1,404
Reallocations	(388)	29	53	316	(10)	-

Ending Balance	$784	$1,831	$1,125	$2,573	$234	$6,547

Ending balance: individually evaluated for impairment	$472	$839	$47	$-	$-	$1,358

Ending balance: collectively evaluated for impairment	$312	$992	$1,078	$2,573	$234	$5,189

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans Receivable:
Ending Balance	$40,431	$92,048	$132,386	$392,829	$-	$657,694

Ending balance: individually evaluated for impairment	$837	$8,432	$155	$-	$-	$9,424

Ending balance: collectively evaluated for impairment	$39,594	$83,616	$132,231	$392,829	$-	$648,270

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

The following is a summary of the changes in the allowance for loan losses:

(Dollar amounts in thousands)
Totals
Balance, January 1, 2009	$6,006
Provision for loan losses	912
Charge offs	(1,019)
Recoveries	128

Balance, December 31, 2009	6,027
Provision for loan losses	1,404
Charge offs	(986)
Recoveries	102

Balance, December 31, 2010	6,547
Provision for loan losses	1,130
Charge offs	(1,374)
Recoveries	234

Balance, December 31, 2011	$6,537

Credit Quality Information

The following tables represent credit exposures by internally assigned grades for year ended December 31, 2011. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company's internal credit risk grading system is based on experiences with similarly graded loans.

The Company's internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and be characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Multi - family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$32,370	$38,219	$67,119	$17,307	$50,232
Special Mention	-	7,144	2,319	-	57
Substandard	-	-	14,009	-	39
Doubtful	-	-	-	-	-
Loss	-	-	-	-	9

Ending Balance	$32,370	$45,363	$83,447	$17,307	$50,337

As of December 31, 2010
(Dollar amounts in thousands)
	Residential Real Estate Multi - family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$30,091	$41,302	$71,999	$9,701	$39,483
Special Mention	-	4,876	1,863	-	75
Substandard	-	2,509	8,485	-	403
Doubtful	-	-	-	-	-
Loss	-	-	-	-	470

Ending Balance	$30,091	$48,687	$82,347	$9,701	$40,431

The following tables present performing and nonperforming single family residential and consumer loans based on payment activity for the year ended December 31, 2011 and 2010. Payment activity is reviewed by management on a monthly basis to determine how loans are performing. Loans are considered to be nonperforming when they become 90 days delinquent.

Nonperforming loans also include certain loans that have been modified in TDRs where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period, generally six months.

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$310,263	$72,091	$46,907	$9,162
Nonperforming	2,460	402	132	93

Total	$312,723	$72,493	$47,039	$9,255

As of December 31, 2010
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$311,092	$71,011	$50,563	$9,889
Nonperforming	2,959	634	218	71

Total	$314,051	$71,645	$50,781	$9,960

Non-performing loans, which include non-accrual loans and TDRs, were $13.4 million and $13.2 million at December 31, 2011 and 2010, respectively. The TDRs amounted to $7.8 million and $7.5 million at December 31, 2011 and 2010, respectively.

For non-performing loans, the interest income that would have been recorded under the original terms of such loans and the interest income actually recognized for the years ended December 31 are summarized below:

(Dollar amounts in thousands)
	2011	2010	2009
Interest income that would have been recorded	$858	$1,055	$294
Interest income recognized	728	781	140

Interest income foregone	$130	$274	$154

The Company is not committed to lend additional funds to debtors whose loans are on non-accrual status.

Age Analysis of Past Due Loans Receivable by Class

The following tables include an aging analysis of the investment of past due loans receivable as of December 31, 2011 and 2010:

As of December 31, 2011
(Dollar amounts in thousands)
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$464	$2,933	$2,460	$5,857	$306,866	$312,723	$-
Construction	-	-	-	-	45,363	45,363	-
Multi-family	-	-	-	-	32,370	32,370	-
Commercial Real Estate
Commercial	48	1,507	2,629	4,184	79,263	83,447	-
Construction	-	-	-	-	17,307	17,307	-
Consumer
Consumer - home equity	143	9	249	401	72,092	72,493	-
Consumer - dealer auto and RV	698	101	132	931	46,108	47,039	-
Consumer - other	98	23	93	214	9,041	9,255	-
Commercial	59	-	54	113	50,224	50,337	-

Total	$1,510	$4,573	$5,617	$11,700	$658,634	$670,334	$-

As of December 31, 2010
(Dollar amounts in thousands)
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$2,440	$879	$2,959	$6,278	$307,773	$314,051	$-
Construction	-	2,431	13	2,444	46,243	48,687	-
Multi-family	-	-	-	-	30,091	30,091	-
Commercial Real Estate
Commercial	133	48	1,106	1,287	81,060	82,347	-
Construction	-	-	-	-	9,701	9,701	-
Consumer
Consumer - home equity	181	58	479	718	70,927	71,645	-
Consumer - dealer auto and RV	872	219	218	1,309	49,472	50,781	-
Consumer - other	48	83	71	202	9,758	9,960	-
Commercial	26	-	837	863	39,568	40,431	-

Total	$3,700	$3,718	$5,683	$13,101	$644,593	$657,694	$-

Impaired Loans

Management considers commercial loans and commercial real estate loans which are 90 days or more past due to be impaired. Larger commercial loans and commercial real estate loans which are 60 days or more past due are selected for impairment testing in accordance with GAAP. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the fair value of the impaired loan is less than the recorded investment in the loan, impairment is recognized through a provision for loan loss estimate or a charge-off to the allowance for loan losses.

The following table is a summary of the loans considered to be impaired as of December 31:

(Dollar amounts in thousands)
	2011	2010	2009
Impaired loans with an allocated allowance	$8,632	$8,117	$790
Impaired loans without an allocated allowance	6,971	1,307	357

Total impaired loans	$15,603	$9,424	$1,147

Allocated allowance on impaired loans	$1,549	$1,358	$108
Portion of impaired loans on non-accrual	15,603	9,424	1,147
Average impaired loans	10,445	2,224	899
Income recognized on impaired loans	929	656	50

The Company collectively reviews all residential real estate and consumer loans for impairment.

The following tables include the recorded investment and unpaid principal balances for impaired loans receivable as of December 31, 2011 and 2010 with the associated allowance for loan losses amount, if applicable.

As of December 31, 2011
(Dollar amounts in thousands)
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate Commercial real estate	$5,568	$5,675	$-	$1,416	$302
Commercial business loans	39	39	-	68	10
Residential loans	1,364	1,364	-	1,207	61
With an allowance recorded:
Commercial real estate
Commercial real estate	8,454	8,454	1,489	7,478	544
Consumer loans Home equity	153	153	50	154	9
Commercial business loans	25	25	10	122	3
Total:
Commercial Real Estate	14,023	14,023	1,489	8,894	846
Consumer	153	153	50	154	9
Residential	1,364	1,364	-	1,207	61
Commercial	63	63	10	190	13

(Dollar amounts in thousands)

As of December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate Commercial real estate	$1,162	$1,269	$-	$732	$57
Commercial business loans	145	192	-	195	4
With an allowance recorded:
Commercial real estate Commercial real estate	7,270	7,270	839	1,198	564
Consumer loans Home equity	155	155	47	24	10
Commercial business loans	692	692	472	75	21
Total:
Commercial Real Estate	8,432	8,539	839	1,930	621
Consumer	155	155	47	24	10
Commercial	837	884	472	270	25

Nonaccrual Loans

Loans are considered nonaccrual upon reaching 90 days delinquency, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed in nonaccrual status, previously accrued but unpaid interest is deducted from interest income.

The following table sets forth the loans receivable on nonaccrual status as of December 31, 2011 and December 31, 2010. The balances are presented by class of loans.

(Dollar amounts in thousands)
	2011	2010
Commercial	$54	$837
Commercial Real Estate	10,237	8,432
Consumer
Consumer - Home Equity	402	634
Consumer - Dealer auto and RV	132	218
Consumer - other	93	71
Residential	2,460	2,959

Total	$13,378	$13,151

Modifications

The Company's loan portfolio also includes TDR's, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period, generally six months.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan's classification at origination.

The following table includes the recorded investment and number of modifications for modified loans, as of December 31, 2011. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

(Dollar amounts in thousands)
2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial Real Estate	3	$7,368	$7,528
Troubled Debt Restructurings
That Subsequently Defaulted	-	-	-
Troubled Debt Restructurings Commercial Real Estate	-	-	-